Capital Surplus - Details of Capital Surplus (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Capital surplus [line items]
Beginning balance	$ 6,055,621
Changes in associates accounted for using equity method	152		$ 4,834
Ending balance	6,055,773	$ 197,064	6,055,621
Capital surplus [member]
Capital surplus [line items]
Beginning balance	6,055,621		6,050,787	$ 6,050,787
Changes in associates accounted for using equity method	152		4,834
Ending balance	6,055,773		6,055,621	6,050,787
Capital surplus [member] | Share premium [member]
Capital surplus [line items]
Beginning balance	6,043,483		6,043,483	5,674,242
Reclassifications				369,241
Ending balance	6,043,483		6,043,483	6,043,483
Capital surplus [member] | Employee restricted shares [member]
Capital surplus [line items]
Beginning balance				369,241
Reclassifications				(369,241)
Capital surplus [member] | Others [member]
Capital surplus [line items]
Beginning balance	12,138		7,304	7,304
Changes in associates accounted for using equity method	152		4,834
Ending balance	$ 12,290		$ 12,138	$ 7,304